ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Abstract]
Unrealized Gain (Loss) on Investments	$ 8	$ 82	$ 55
Accumulated other comprehensive income (loss)	8	82	55
Unrealized Gain Loss On Investments [Abstract]
Net unrealized gains (losses) arising during the year	(58)	28	22
(Gains) losses reclassified into net earnings (loss) during the year	(44)	3	1
Net unrealized gains (losses) on investments	(102)	31	23
Adjustments for DAC and VOBA	28	(4)	(13)
Total other comprehensive income (loss), net of income taxes	(74)	27	10
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	(40)	15	6
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Available for sale securities, Tax	$ 24	$ (2)	$ (1)